Inventories (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Total inventory	$ 409,521,000	$ 680,369,000
Cost of sales	1,218,000,000	1,435,000,000
Uranium [Member]
Disclosure Of Operating Segments [Line Items]
Concentrate	319,257,000	579,653,000
Broken ore	46,324,000	45,387,000
Total inventory	365,581,000	625,040,000
Fuel Services [Member]
Disclosure Of Operating Segments [Line Items]
Total inventory	43,549,000	52,273,000
Other [Member]
Disclosure Of Operating Segments [Line Items]
Total inventory	$ 391,000	$ 3,056,000